PRIVATE LOANS (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination by aging category are shown below:

AS OF JUN. 30, 2025 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
Commercial mortgage loans:
Current	$240	$430	$590	$2,268	$1,141	$4,034	$8,703
30-59 days past due	—	82	—	10	—	15	107
60-89 days past due	—	—	—	—	—	42	42
Non-accrual	—	—	12	8	53	132	205
Residential mortgage loans:
Current	208	329	572	843	203	123	2,278
30-59 days past due	3	6	20	32	6	4	71
60-89 days past due	—	1	8	29	4	2	44
Non-accrual	—	1	78	72	12	9	172
Total mortgage loans on real estate	$451	$849	$1,280	$3,262	$1,419	$4,361	$11,622
Allowance for credit losses							(153)
Total, net of allowance							$11,469

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$569	$607	$2,428	$1,280	$961	$3,735	$9,580
30-59 days past due	—	25	4	—	10	48	87
60-89 days past due	—	—	50	30	—	—	80
Non-accrual	—	8	42	40	6	48	144
Residential mortgage loans:
Current	291	790	970	222	121	7	2,401
30-59 days past due	3	41	45	2	4	—	95
60-89 days past due	—	7	20	2	4	5	38
Non-accrual	3	51	76	18	8	3	159
Total mortgage loans on real estate	$866	$1,529	$3,635	$1,594	$1,114	$3,846	$12,584
Allowance for credit losses							(158)
Total, net of allowance							$12,426
The following table summarizes the credit ratings of our private loans:

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
A or higher	$2,341	$1,595
BBB	822	692
BB and below	2,458	875
Unrated(1)	1,131	2,042
Total	$6,752	$5,204
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans for the three and six months ended June 30, 2025 and 2024 is shown below:

	2025		2024
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans	Commercial mortgage loans	Residential mortgage loans
Balance as of January 1	$(149)	$(9)	$(60)	$—
Provision	(12)	(1)	(1)	—
Writeoffs charged against the allowance	3	—	—	—
Balance as of March 31	$(158)	$(10)	$(61)	$—
Recovery (provision)	18	(3)	(5)	—
Balance as of June 30	$(140)	$(13)	$(66)	$—
The rollforward of the allowance for credit losses for private loans for the three and six months ended June 30, 2025 and 2024 is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2025	2024
Balance as of January 1	$(97)	$(44)
Recovery (provision)	(8)	2
Writeoffs charged against the allowance	—	1
Balance as of March 31	$(105)	$(41)
Provision	(10)	(15)
Balance as of June 30	$(115)	$(56)